Loss per Share (Details)	1 Months Ended			12 Months Ended
	Jun. 30, 2019 shares	Aug. 31, 2018 shares	Oct. 31, 2017 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Sep. 25, 2017 shares	Jun. 01, 2017 shares
Loss per Share
Issuance of ordinary shares reserved for future exercise of share-based awards (in shares)			345,541,350
Shares outstanding (in shares)				423,627,480	422,683,735	345,541,350	1
Class A ordinary shares
Loss per Share
Ordinary shares voting rights				1
Ordinary shares conversion rights				1
Issuance of ordinary shares reserved for future exercise of share-based awards (in shares)	2,400,000	8,000,000
Shares outstanding (in shares)				327,155,685	326,211,940